SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Oil and gas revenues	$ 2,452,540	$ 1,980,773	$ 4,183,354
Production costs	(2,492,476)	(2,017,856)	(2,474,230)
Depletion, depreciation, and amortization	(810,855)	(698,851)	(876,676)
Result of oil and gas producing operations before income taxes	(850,791)	(735,934)	832,448
Provision for income taxes
Results of oil and gas producing operations	$ (850,791)	$ (735,934)	$ 832,448